Notional Amounts of Financial Liabilities with Off-Balance Sheet Credit Risk (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Letters of credit	$ 1,395	$ 583
Commitments to Extend Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial instruments with off-balance sheet credit risk	31,615	36,004
Line of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial instruments with off-balance sheet credit risk	123,799	93,048
Unadvanced portion of construction loans
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial instruments with off-balance sheet credit risk	$ 7,495	$ 3,149